CASH FLOWS (Tables)	12 Months Ended
Dec. 31, 2021
CASH FLOWS
Schedule of cash flow statement

USDm	2021	2020	2019
Reversal of other non-cash movements:
Exchange rate adjustments	(0.7)	(0.2)	(0.9)
Share-based payments	2.3	1.7	1.9
Fair value adjustments on derivative financial instruments	(0.2)	—	—
Other adjustments	—	(0.4)	(0.1)
Total	1.4	1.1	0.9

USDm	2021	2020	2019
Change in bunkers, receivables and payables:
Change in bunkers	(26.9)	12.4	5.1
Change in receivables	(40.5)	12.5	(2.5)
Change in prepayments	(3.5)	1.3	(0.7)
Change in trade payables and other liabilities	4.9	(20.3)	22.8
Other changes	1.3	18.9	(0.8)
Adjusted for fair value changes of derivative financial instruments	16.2	(8.9)	(12.0)
Total	(48.5)	15.9	11.9